Operating Segments	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Operating Segments
7.	Operating Segments
Basis for segmentation
The Group’s business segment information included in this Note is aligned with the segment information included in the 2022 Consolidated Financial Statements and which are detailed therein.
Information on reportable segments
Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.
Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2023

	June 30, 2023
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	58,299	12,526	370	71,195	(3,175)	68,020
Changes in inventories and raw	(40,009)	(8,173)	(321)	(48,503)	3,175	(45,328)
Employee benefits	(33,443)	(11,265)	(361)	(45,069)	—	(45,069)
Other operating expenses	(28,476)	(5,987)	(140)	(34,603)	—	(34,603)
Amortization and depreciation	(10,888)	(1,491)	(1)	(12,380)	—	(12,380)
Other income	1,657	97	1	1,755	—	1,755

Operating Loss	(52,860)	(14,293)	(452)	(67,605)	—	(67,605)
Total Assets	364,603	171,624	373	536,600	(97,039)	439,561

Total Liabilities	239,591	62,583	539	302,713	(22,939)	279,774

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2022

	June 30, 2022
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	66,137	7,593	195	73,925	(6,114)	67,811
Changes in inventories and raw	(40,164)	(5,627)	(10)	(45,801)	5,930	(39,871)
Employee benefits	(39,794)	(3,426)	(179)	(43,399)	—	(43,399)
Other operating expenses	(33,992)	(7,541)	(40)	(41,573)	195	(41,378)
Amortization and depreciation	(7,377)	(621)	(1)	(7,999)	—	(7,999)
Other income	1,360	7	1	1,368	—	1,368

Operating Loss	(53,830)	(9,615)	(34)	(63,479)	11	(63,468)
Total Assets	383,861	150,394	78	534,334	(177,132)	357,202

Total Liabilities	219,285	37,523	41	256,849	(59,158)	197,691

There have been no significant transactions between segments during the six months ended June 30, 2023 and June 30, 2022, respectively except for inter-segment revenues and changes in inventories and raw materials and consumables used w
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ch are eliminated in the column “Consolidated adjustments and eliminations”.
Certain financial assets and liabilities are not allocated to reportable segments, as they are managed at a corporate level. These are included in the consolidated column corresponding to adjustments and eliminations.